UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540

Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments

Global High Income Fund Inc.

Industry diversification (unaudited)
As a percentage of net assets
As of January 31, 2013
Bonds
Corporate bonds
Auto components	0.14%
Building products	0.07
Capital markets	0.15
Commercial banks	5.93
Construction materials	0.14
Diversified financial services	2.24
Electric utilities	2.53
Food products	0.08
Machinery	0.37
Metals & mining	0.21
Oil, gas & consumable fuels	4.49
Paper & forest products	0.18
Road & rail	0.97
Specialty retail	0.22
Total corporate bonds	17.72%
Non-US government obligations	68.28
Convertible bond	1.21
Structured notes	9.23
Total bonds	96.44%
Short-term investment	1.17
Options purchased	0.12
Total investments	97.73%
Cash and other assets, less liabilities	2.27
Net assets	100.00%

Global High Income Fund Inc.

Portfolio of investments — January 31, 2013 (unaudited)

Security description	Face amount		Value
Bonds — 96.44%
Corporate bonds — 17.72%
Argentina — 0.09%
WPE International Cooperatief UA,
10.375%, due 09/30/20[1]		$300,000	$264,000
Brazil — 2.01%
Banco do Brasil SA,
5.875%, due 01/26/22[2]		2,100,000	2,265,375
Banco do Nordeste do Brasil SA,
4.375%, due 05/03/19[1]		300,000	310,500
Caixa Economica Federal,
2.375%, due 11/06/17[2]		200,000	197,750
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[1]		2,400,000	2,598,000
5.750%, due 10/27/21[2]		500,000	541,250
Union National FIDC Trust 2006,
Series 2007-2, due 07/01/10[2,3,4,5,6]	BRL	1,832,665	110
Series 3, due 07/01/10[2,3,4,5,6]		2,075,000	125
Series 4, due 05/01/11[1,3,4,5,6]		3,560,082	214
			5,913,324
China — 0.58%
China Automation Group Ltd.,
7.750%, due 04/20/16		$1,150,000	1,086,750
China Liansu Group Holdings Ltd.,
7.875%, due 05/13/16[1]		200,000	206,000
China Shanshui Cement Group Ltd.,
10.500%, due 04/27/17[1]		360,000	405,000
			1,697,750
Croatia — 0.08%
Agrokor DD,
8.875%, due 02/01/20[2]		200,000	224,750
Czech Republic — 0.17%
EP Energy AS,
5.875%, due 11/01/19[2]	EUR	350,000	504,252
Indonesia — 0.88%
Gajah Tunggal Tbk PT,
7.750%, due 02/06/18[2]		$400,000	398,000
Majapahit Holding BV,
7.250%, due 06/28/17[2]		100,000	117,620
Pertamina Persero PT,
6.000%, due 05/03/42[2]		1,700,000	1,836,000
6.500%, due 05/27/41[1]		200,000	229,500
			2,581,120
Kazakhstan — 0.67%
Alliance Bank JSC,
10.500%, due 03/25/17[1]		350,000	332,500
Development Bank of Kazakhstan JSC,
5.500%, due 12/20/15[2]		264,000	284,460
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[1]		350,000	436,625
6.950%, due 07/10/42[2]		750,000	935,625
			1,989,210
Malaysia — 0.27%
Malayan Banking Bhd,
3.250%, due 09/20/22[7]		800,000	808,240

Global High Income Fund Inc.

Portfolio of investments — January 31, 2013 (unaudited)

Security description	Face amount		Value
Mexico — 1.21%
Comision Federal de Electricidad,
5.750%, due 02/14/42[2]		$500,000	$555,000
Grupo Papelero Scribe SA,
8.875%, due 04/07/20[1]		550,000	533,500
Pemex Project Funding Master Trust,
6.625%, due 06/15/35		2,050,000	2,475,375
			3,563,875
Mongolia — 0.12%
Mongolian Mining Corp.,
8.875%, due 03/29/17[1]		360,000	370,800
Peru — 0.49%
Banco de Credito del Peru,
5.375%, due 09/16/20[1]		900,000	1,003,500
El Fondo MIVIVIENDA SA,
3.500%, due 01/31/23[2]		450,000	447,750
			1,451,250
Philippines — 1.24%
National Power Corp.,
9.625%, due 05/15/28		2,360,000	3,658,000
Russia — 4.06%
RSHB Capital SA for OJSC Russian
Agricultural Bank,
7.125%, due 01/14/14[2]		300,000	312,750
7.500%, due 03/25/13	RUB	80,000,000	2,661,548
9.000%, due 06/11/14[2]		$550,000	598,125
SB Capital SA,
5.180%, due 06/28/19[1]		2,550,000	2,757,825
5.717%, due 06/16/21[1]		330,000	367,442
VEB Finance Ltd.,
6.025%, due 07/05/22[2]		200,000	229,500
6.800%, due 11/22/25[1]		900,000	1,091,250
6.800%, due 11/22/25[2]		1,000,000	1,212,500
6.902%, due 07/09/20[2]		200,000	240,750
Vnesheconombank,
Series 6, 7.900%, due 10/13/20[7]	RUB	75,000,000	2,494,002
			11,965,692
Singapore — 1.14%
DBS Bank Ltd.,
3.625%, due 09/21/22[1,7]		$200,000	209,340
Oversea-Chinese Banking Corp. Ltd.,
3.150%, due 03/11/23[1,7]		1,500,000	1,521,864
3.750%, due 11/15/22[7]		700,000	734,020
United Overseas Bank Ltd.,
2.875%, due 10/17/22[7]		900,000	908,452
			3,373,676
South Africa — 0.72%
Edcon Pty Ltd.,
9.500%, due 03/01/18[1]		300,000	300,000
9.500%, due 03/01/18[2]		350,000	350,000
Transnet Ltd.,
Series 2, 10.000%, due 03/30/29	ZAR	12,000,000	1,464,427
			2,114,427
Turkey — 0.69%
Export Credit Bank of Turkey,
5.375%, due 11/04/16[2]		$700,000	756,000
5.875%, due 04/24/19[2]		400,000	448,000
Turkiye Halk Bankasi AS,
4.875%, due 07/19/17[2]		800,000	844,000
			2,048,000

Global High Income Fund Inc.

Portfolio of investments — January 31, 2013 (unaudited)

Security description	Face amount		Value
Ukraine — 0.95%
Biz Finance PLC,
11.000%, due 02/03/14[3]	UAH	15,000,000	$1,547,246
NAK Naftogaz Ukraine,
9.500%, due 09/30/14		$1,220,000	1,253,550
			2,800,796
United Arab Emirates — 0.63%
IPIC GMTN Ltd.,
5.500%, due 03/01/22[1]		1,620,000	1,867,050
Venezuela — 1.72%
Petroleos de Venezuela SA,
5.250%, due 04/12/17[1]		530,000	461,100
5.375%, due 04/12/27		1,150,000	822,250
8.500%, due 11/02/17[1]		780,000	766,350
8.500%, due 11/02/17[2]		1,500,000	1,473,750
9.000%, due 11/17/21[1]		120,000	114,000
9.750%, due 05/17/35[1]		1,500,000	1,421,250
			5,058,700

Total corporate bonds
(cost $53,529,780)			52,254,912
Non-US government obligations — 68.28%
Albania — 0.86%
Republic of Albania,
7.500%, due 11/04/15	EUR	1,800,000	2,522,078
Argentina — 2.46%
Republic of Argentina,
4.191%, due 12/15/35[8]		2,200,000	129,721
4.383%, due 12/15/35[8]		$15,601,737	813,565
4.383%, due 12/15/35[8]		14,290,000	745,163
Series VII, 7.000%, due 09/12/13		675,000	660,750
7.000%, due 10/03/15		1,000,000	855,972
Series X, 7.000%, due 04/17/17		1,150,000	912,174
7.820%, due 12/31/33	EUR	358,647	281,225
8.280%, due 12/31/33		$1,659,097	1,016,197
Series NY, 8.280%, due 12/31/33		355,550	224,885
Series 1, 8.750%, due 06/02/17		2,072,897	1,632,406
			7,272,058
Belarus — 1.03%
Republic of Belarus,
8.750%, due 08/03/15[1]		2,750,000	2,887,500
8.950%, due 01/26/18[1]		150,000	159,750
			3,047,250
Brazil — 10.68%
Federal Republic of Brazil,
5.625%, due 01/07/41		1,570,000	1,903,625
6.000%, due 08/15/50[9]	BRL	3,006,370	2,087,871
Letras do Tesouro Nacional,
7.185%, due 04/01/13[10]		4,750,000	2,360,185
7.272%, due 04/01/14[10]		3,750,000	1,732,958
Notas do Tesouro Nacional,
Series B,
6.000%, due 08/15/16[9]		9,198,595	5,101,963
6.000%, due 05/15/45[9]		20,752,928	14,263,957
Series F,
10.000%, due 01/01/17		1,280,000	668,215
10.000%, due 01/01/21		6,428,000	3,331,960
			31,450,734
Chile — 1.44%
Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[9]	CLP	1,300,029,780	2,788,038

Global High Income Fund Inc.

Portfolio of investments — January 31, 2013 (unaudited)

Security description	Face amount		Value
Bonos de la Tesoreria de la Republica en pesos,
6.000%, due 01/01/20	CLP	245,000,000	$532,993
6.000%, due 01/01/22		215,000,000	470,283
Bonos del Banco Central de Chile en Pesos,
6.000%, due 02/01/21		140,000,000	305,059
6.000%, due 03/01/22		70,000,000	153,197
			4,249,570
China — 0.19%
China Government Bond,
2.480%, due 12/01/20	CNY	3,500,000	547,895
Colombia — 2.43%
Republic of Colombia,
4.375%, due 07/12/21		$1,500,000	1,680,000
4.375%, due 03/21/23	COP	395,000,000	227,759
6.125%, due 01/18/41		$150,000	191,625
7.375%, due 09/18/37		575,000	833,750
7.750%, due 04/14/21	COP	1,530,000,000	1,079,344
8.125%, due 05/21/24		$250,000	365,000
9.850%, due 06/28/27	COP	3,200,000,000	2,794,316
			7,171,794
Croatia — 0.19%
Republic of Croatia,
6.250%, due 04/27/17[2]		$500,000	547,500
Dominican Republic — 0.21%
Republic of Dominica,
7.500%, due 05/06/21[2]		550,000	627,000
El Salvador — 0.39%
Republic of El Salvador,
7.750%, due 01/24/23[1]		320,000	390,400
8.250%, due 04/10/32[1]		615,000	768,750
			1,159,150
Hungary — 1.94%
Hungarian Development Bank,
5.875%, due 05/31/16	EUR	1,200,000	1,661,947
Hungary Government Bond,
6.000%, due 11/24/23	HUF	200,000,000	907,411
6.500%, due 06/24/19		90,000,000	429,477
6.750%, due 02/24/17		70,000,000	337,168
7.500%, due 11/12/20		380,000,000	1,922,582
7.625%, due 03/29/41		$400,000	465,600
			5,724,185
Indonesia — 5.05%
Indonesia Treasury Bond,
9.500%, due 07/15/23	IDR	29,400,000,000	3,856,109
11.750%, due 08/15/23		4,600,000,000	685,985
12.000%, due 09/15/26		12,215,000,000	1,912,513
Republic of Indonesia,
4.875%, due 05/05/21[2]		$1,080,000	1,217,700
5.875%, due 03/13/20[1]		740,000	879,675
6.625%, due 02/17/37[1]		920,000	1,178,750
7.750%, due 01/17/38[1]		3,135,000	4,533,994
8.500%, due 10/12/35[1]		400,000	614,000
			14,878,726
Latvia — 0.09%
Republic of Latvia,
5.250%, due 02/22/17[1]		250,000	277,923
Lithuania — 0.41%
Republic of Lithuania,
6.125%, due 03/09/21[1]		450,000	540,693
6.125%, due 03/09/21[2]		250,000	300,385
6.625%, due 02/01/22[2]		300,000	373,008
			1,214,086

Global High Income Fund Inc.

Portfolio of investments — January 31, 2013 (unaudited)

Security description	Face amount		Value
Malaysia — 2.37%
Malaysia Government Bond,
3.197%, due 10/15/15	MYR	10,300,000	$3,322,554
3.580%, due 09/28/18		2,600,000	846,025
3.892%, due 03/15/27		1,400,000	458,481
4.262%, due 09/15/16		5,100,000	1,702,435
4.392%, due 04/15/26		1,900,000	657,080
			6,986,575
Mexico — 4.25%
Mexican Bonos,
Series M,
6.500%, due 06/10/21	MXN	10,700,000	926,845
10.000%, due 11/20/36		2,000,000	234,838
Mexican Udibonos,
2.500%, due 12/10/20[9]		15,657,197	1,329,787
4.000%, due 11/15/40[9]		43,057,291	4,415,128
United Mexican States,
4.750%, due 03/08/44		$1,500,000	1,575,000
6.050%, due 01/11/40		2,030,000	2,552,725
Series A,
6.750%, due 09/27/34		450,000	616,500
7.500%, due 04/08/33		600,000	882,000
			12,532,823
Mongolia — 1.32%
Development Bank of Mongolia LLC,
5.750%, due 03/21/17[1]		1,500,000	1,552,500
Mongolia Government International Bond,
4.125%, due 01/05/18[2]		300,000	296,250
5.125%, due 12/05/22[2]		2,100,000	2,042,250
			3,891,000
Montenegro — 0.75%
Republic of Montenegro,
7.875%, due 09/14/15	EUR	1,550,000	2,219,690
Nigeria — 1.34%
Nigeria Treasury Bills,
12.872%, due 09/05/13[10]	NGN	135,000,000	807,312
12.681%, due 04/25/13[10]		65,000,000	402,340
13.297%, due 03/21/13[10]		250,000,000	1,567,229
14.944%, due 11/07/13[10]		144,500,000	846,182
Republic of Nigeria,
16.325%, due 04/04/13[2,10]		51,000,000	317,761
			3,940,824
Pakistan — 0.28%
Islamic Republic of Pakistan,
6.875%, due 06/01/17[1]		$250,000	224,375
7.875%, due 03/31/36[1]		830,000	610,050
			834,425
Peru — 2.68%
Peru Government Bond,
Series 7, 8.200%, due 08/12/26	PEN	1,442,000	788,056
Republic of Peru,
5.625%, due 11/18/50		$1,750,000	2,091,250
6.900%, due 08/12/37[1]	PEN	1,750,000	874,433
6.950%, due 08/12/31[2]		1,750,000	859,733
7.840%, due 08/12/20[1]		6,700,000	3,284,379
			7,897,851

Global High Income Fund Inc.

Portfolio of investments — January 31, 2013 (unaudited)

Security description	Face amount		Value
Philippines — 1.09%
Republic of the Philippines,
9.125%, due 09/04/16	PHP	110,000,000	$3,218,405
Poland — 3.34%
Government of Poland,
4.000%, due 10/25/23	PLN	5,200,000	1,698,596
5.000%, due 03/23/22		$650,000	745,778
5.500%, due 10/25/19	PLN	6,000,000	2,168,769
5.750%, due 09/23/22		14,000,000	5,218,976
			9,832,119
Romania — 0.66%
Romanian Government International Bond,
5.750%, due 01/27/16	RON	2,200,000	682,497
6.750%, due 02/07/22[1]		$600,000	715,500
6.750%, due 02/07/22[2]		450,000	536,625
			1,934,622
Russia — 3.37%
Russian Federation,
5.625%, due 04/04/42[1]		200,000	233,500
5.625%, due 04/04/42[2]		1,000,000	1,167,500
7.500%, due 03/31/30[1,11]		35,650	44,429
7.500%, due 03/31/30[2,11]		1,630,281	2,031,738
7.600%, due 04/14/21	RUB	155,000,000	5,531,288
8.150%, due 02/03/27		25,000,000	924,630
			9,933,085
South Africa — 4.35%
Republic of South Africa,
2.500%, due 01/31/17[9]	ZAR	10,964,971	1,356,281
2.750%, due 01/31/22[9]		14,816,201	1,929,729
4.665%, due 01/17/24		$1,810,000	1,948,013
5.500%, due 03/09/20		100,000	114,750
5.500%, due 12/07/23[9]	ZAR	5,623,551	919,728
6.750%, due 03/31/21		18,000,000	2,042,382
7.750%, due 02/28/23		7,000,000	832,069
8.000%, due 12/21/18		30,000,000	3,678,058
			12,821,010
Sri Lanka — 1.82%
Republic of Sri Lanka,
6.250%, due 10/04/20[1]		$1,700,000	1,850,875
6.250%, due 10/04/20[2]		550,000	598,813
6.250%, due 07/27/21[1]		1,100,000	1,190,750
6.250%, due 07/27/21[2]		1,000,000	1,082,500
7.400%, due 01/22/15[1]		600,000	649,500
			5,372,438
Thailand — 2.64%
Thailand Government Bond,
1.200%, due 07/14/21[9]	THB	155,216,880	5,325,651
2.800%, due 10/10/17		74,900,000	2,470,048
			7,795,699
Turkey — 5.50%
Government of Turkey,
10.500%, due 01/15/20	TRY	12,100,000	8,393,461
Republic of Turkey,
5.125%, due 03/25/22		$1,450,000	1,631,250
5.625%, due 03/30/21		1,000,000	1,163,750
6.000%, due 01/14/41		900,000	1,064,250
6.250%, due 09/26/22		1,300,000	1,581,125
6.750%, due 05/30/40		750,000	968,438
6.875%, due 03/17/36		250,000	323,125
7.250%, due 03/05/38		250,000	339,687
7.500%, due 11/07/19		200,000	254,000
8.000%, due 02/14/34		350,000	505,313
			16,224,399

Global High Income Fund Inc.

Portfolio of investments — January 31, 2013 (unaudited)

Security description	Face amount		Value
Ukraine — 0.59%
Financing of Infrastructural Projects State Enterprise,
8.375%, due 11/03/17[2]		$1,150,000	$1,127,000
Government of Ukraine,
9.250%, due 07/24/17[2]		550,000	598,125
			1,725,125
Uruguay — 0.07%
Oriental Republic of Uruguay,
6.875%, due 09/28/25		150,000	201,750
Venezuela — 4.18%
Republic of Venezuela,
6.000%, due 12/09/20[1]		500,000	431,250
7.000%, due 03/31/38[1]		3,250,000	2,632,500
7.650%, due 04/21/25		2,850,000	2,572,125
7.750%, due 10/13/19[1]		150,000	145,500
8.250%, due 10/13/24[1]		3,400,000	3,213,000
9.250%, due 09/15/27		500,000	506,250
9.250%, due 05/07/28[1]		280,000	275,800
9.375%, due 01/13/34		2,550,000	2,556,375
			12,332,800
Vietnam — 0.17%
Socialist Republic of Vietnam,
6.750%, due 01/29/20[1]		200,000	229,500
6.875%, due 01/15/16[1]		250,000	275,000
			504,500
Zambia — 0.14%
Republic of Zambia,
5.375%, due 09/20/22[2]		400,000	407,500
Total Non-US government obligations
(cost $179,298,654)			201,296,589
Convertible bond — 1.21%
China — 1.21%
China Petroleum & Chemical Corp.,
8.064%, due 04/24/14[10]
(cost $3,264,360)	HKD	23,000,000	3,558,811
Structured notes — 9.23%
Ghana — 1.03%
Citigroup Funding Inc,
14.990%, due 03/14/13[1,10]
(linked to Ghana Government Bonds,
14.990%, due 03/14/13)		$900,000	599,019
14.990%, due 03/13/13[1,10]
(linked to Ghana Government Bonds,
14.990%, due 03/13/13)		900,000	602,698
14.990%, due 03/14/13[1,10]
(linked to Ghana Government Bonds,
14.990%, due 03/14/13)		1,100,000	733,537
23.000%, due 08/23/17[2,10]
(linked to Ghana Government Bonds,
23.000%, due 08/23/17)		1,750,000	1,128,618
			3,063,872

Global High Income Fund Inc.

Portfolio of investments — January 31, 2013 (unaudited)

Security description	Face amount		Value
India — 4.59%
Standard Chartered Bank,
7.830%, due 04/13/18[2]
(linked to Indian Government Bonds,
7.830%, due 04/13/18)		$2,496,960	$2,517,230
8.130%, due 09/23/22[2]
(linked to Indian Government Bonds,
8.130%, due 09/23/22)		5,918,535	5,979,175
8.130%, due 09/23/22[2]
(linked to Indian Government Bonds,
8.130%, due 09/23/22)		3,235,610	3,226,650
8.130%, due 09/23/22[2]
(linked to Indian Government Bonds,
8.130%, due 09/23/22)		1,792,460	1,803,164
			13,526,219
Nigeria — 0.98%
Credit Suisse International,
15.644%, due 02/21/13[2,10]
(linked to Nigeria Treasury Bill,
15.644%, due 02/21/13)	NGN	103,000,000	650,686
HSBC Bank PLC,
15.665%, due 03/30/13[2,10]
(linked to Nigeria Treasury Bill,
15.655%, due 03/30/13)		$1,898,735	1,872,533
Republic of Nigeria,
16.288%, due 03/07/13[2,10]
(linked to Nigeria Treasury Bill,
16.288%, due 03/07/13)	NGN	58,000,000	364,649
			2,887,868
Serbia — 1.10%
Citigroup Funding Inc.,
13.000%, due 02/25/13[2,10]
(linked to Serbian Treasury Bill,
13.000%, due 02/25/13)		$2,850,000	3,246,720
Sri Lanka — 1.53%
Citigroup Funding Inc.,
5.800%, due 07/20/17[2]
(linked to Sri Lanka Government Bonds,
5.800%, due 07/20/17)	LKR	110,000,000	715,788
8.000%, due 06/20/17[2]
(linked to Sri Lanka Government Bonds,
8.000%, due 06/20/17)		240,000,000	1,707,732
8.500%, due 02/06/18[2]
(linked to Sri Lanka Government Bonds,
8.500%, due 02/06/18)		80,000,000	558,177
8.500%, due 04/01/18[2]
(linked to Sri Lanka Government Bonds,
8.500%, due 04/01/18)		218,000,000	1,521,031
			4,502,728
Total structured notes (cost $27,277,493)			27,227,407
Total bonds (cost $263,370,287)			284,337,719

Global High Income Fund Inc.

Portfolio of investments — January 31, 2013 (unaudited)

Security description	Shares	Value
Short-term investment — 1.17%
Investment company — 1.17%
UBS Cash Management Prime Relationship Fund[12]
(cost $3,439,241)	3,439,241	$3,439,241

	Face amount covered by contracts
Options Purchased* — 0.12%
Call Options — 0.04%
Foreign Exchange Option, Buy USD/MYR,
strike @ MYR 3.22,
expires March 2013	$2,430,000	5,054
Foreign Exchange Option, Buy USD/MYR,
strike @ MYR 3.09,
expires April 2013	2,290,000	42,562
Foreign Exchange Option, Buy USD/RUB,
strike @ RUB 31.01,
expires March 2013	2,750,000	15,151
Foreign Exchange Option, Buy USD/RUB,
strike @ RUB 31.03,
expires March 2013	1,380,000	7,186
Foreign Exchange Option, Buy USD/SAR,
strike @ SAR 3.75,
expires July 2013	10,587,500	19,268
Foreign Exchange Option, Buy USD/TRY,
strike @ TRY 1.87,
expires February 2013	2,310,000	0
Foreign Exchange Option, Buy USD/TRY,
strike @ TRY 1.80,
expires March 2013	2,300,000	8,533
Foreign Exchange Option, Buy USD/TRY,
strike @ TRY 1.81,
expires March 2013	1,380,000	3,961
		101,715
Put Options — 0.08%
Foreign Exchange Option, Buy USD/CLP,
strike @ CLP 469.00,
expires February 2013	2,780,000	10,654
Foreign Exchange Option, Buy USD/CLP,
strike @ CLP 468.00,
expires February 2013	2,780,000	8,528
Foreign Exchange Option, Buy USD/CLP,
strike @ CLP 468.00,
expires February 2013	1,390,000	4,264
Foreign Exchange Option, Buy USD/KRW,
strike @ KRW 1,080.00,
expires February 2013	3,660,000	111
Foreign Exchange Option, Buy USD/KRW,
strike @ KRW 1,088.00,
expires February 2013	3,290,000	3,456
Foreign Exchange Option, Buy USD/KRW,
strike @ KRW 1,059.00,
expires February 2013	3,470,000	27
Foreign Exchange Option, Buy USD/KRW,
strike @ KRW 1,059.00,
expires February 2013	3,630,000	55
Foreign Exchange Option, Buy USD/KRW,
strike @ KRW 1,060.00,
expires February 2013	3,480,000	124

Global High Income Fund Inc.

Portfolio of investments — January 31, 2013 (unaudited)

Security description	Face amount covered by contracts	Value
Foreign Exchange Option, Buy USD/KRW,
strike @ KRW 1,052.00,
expires February 2013	$3,200,000	$109
Foreign Exchange Option, Buy USD/KRW,
strike @ KRW 1,052.00,
expires February 2013	3,660,000	263
Foreign Exchange Option, Buy USD/KRW,
strike @ KRW 1,042.00,
expires February 2013	4,800,000	143
Foreign Exchange Option, Buy USD/MXN,
strike @ MXN 12.63,
expires February 2013	2,190,000	479
Foreign Exchange Option, Buy USD/MXN,
strike @ MXN 12.65,
expires February 2013	2,780,000	1,102
Foreign Exchange Option, Buy USD/MYR,
strike @ MYR 2.97,
expires March 2013	2,430,000	1,580
Foreign Exchange Option, Buy USD/MYR,
strike @ MYR 3.09,
expires April 2013	2,290,000	22,025
Foreign Exchange Option, Buy USD/RUB,
strike @ RUB 29.90,
expires February 2013	3,350,000	929
Foreign Exchange Option, Buy USD/RUB,
strike @ RUB 29.97,
expires February 2013	3,200,000	2,213
Foreign Exchange Option, Buy USD/RUB,
strike @ RUB 30.00,
expires February 2013	4,590,000	21,047
Foreign Exchange Option, Buy USD/RUB,
strike @ RUB 30.05,
expires February 2013	3,480,000	21,279
Foreign Exchange Option, Buy USD/RUB,
strike @ RUB 29.69,
expires March 2013	2,750,000	12,719
Foreign Exchange Option, Buy USD/RUB,
strike @ RUB 29.72,
expires March 2013	1,380,000	6,870
Foreign Exchange Option, Buy USD/SAR,
strike @ SAR 3.75,
expires July 2013	10,587,500	7,420
Foreign Exchange Option, Buy USD/TRY,
strike @ TRY 1.75,
expires February 2013	3,660,000	8,424
Foreign Exchange Option, Buy USD/TRY,
strike @ TRY 1.75,
expires February 2013	4,590,000	12,495
Foreign Exchange Option, Buy USD/TRY,
strike @ TRY 1.76,
expires February 2013	3,660,000	11,751
Foreign Exchange Option, Buy USD/TRY,
strike @ TRY 1.77,
expires February 2013	3,680,000	20,900
Foreign Exchange Option, Buy USD/TRY,
strike @ TRY 1.74,
expires March 2013	2,300,000	8,142

Global High Income Fund Inc.

Portfolio of investments — January 31, 2013 (unaudited)

Security description	Face amount covered by contracts	Value
Foreign Exchange Option, Buy USD/TRY,
strike @ TRY 1.75,
expires March 2013	$1,380,000	$5,906
Foreign Exchange Option, Buy USD/ZAR,
strike @ ZAR 8.89,
expires February 2013	1,170,000	6,107
Foreign Exchange Option, Buy USD/ZAR,
strike @ ZAR 8.92,
expires February 2013	2,930,000	19,643
Foreign Exchange Option, Buy USD/ZAR,
strike @ ZAR 8.95,
expires February 2013	1,840,000	15,560
Foreign Exchange Option, Buy USD/ZAR,
strike @ ZAR 8.95,
expires February 2013	1,340,000	11,332
		245,657
Total options purchased
(cost $690,091)		347,372
Total investments[13] — 97.73%
(cost $267,499,619)		288,124,332
Cash and other assets,
less liabilities — 2.27%		6,684,439
Net assets — 100.00%		$294,808,771

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$31,801,981
Gross unrealized depreciation	(11,177,268)
Net unrealized appreciation of investments	$20,624,713

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Global High Income Fund Inc.

Portfolio of investments — January 31, 2013 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	BRL	470,000	EUR	177,627	02/04/13	$5,161
BB	COP	2,863,660,000	USD	1,582,570	03/14/13	(25,559)
BB	CZK	6,607,000	USD	345,916	02/08/13	(3,667)
BB	MXN	18,650,000	USD	1,472,039	02/06/13	5,531
BB	MXN	8,890,000	USD	695,972	04/04/13	875
BB	SGD	315,000	USD	257,416	07/08/13	2,908
BB	USD	9,873,844	CNY	61,909,000	03/14/13	65,021
BB	USD	367,997	HUF	79,732,000	04/02/13	(526)
BB	USD	6,134,884	IDR	60,060,516,958	03/14/13	7,445
BB	USD	2,805,103	INR	155,980,000	03/14/13	106,059
BB	USD	220,864	MXN	2,809,500	02/06/13	56
BB	USD	515,269	MXN	6,543,000	02/06/13	(773)
BB	USD	3,264,131	MXN	41,224,000	03/14/13	(33,884)
BB	USD	1,599,991	MXN	20,253,000	04/04/13	(16,435)
BB	USD	1,183,061	MXN	15,097,000	04/08/13	(3,128)
BB	USD	819,030	MXN	10,530,000	04/08/13	3,961
BB	USD	7,427,790	MYR	22,790,687	03/14/13	(111,351)
BB	USD	220,871	MYR	690,000	04/30/13	(64)
BB	USD	618,115	PHP	25,250,000	03/14/13	2,498
BB	USD	183,995	RUB	5,587,000	03/29/13	607
BB	USD	256,031	SGD	315,000	07/08/13	(1,523)
BB	USD	6,451,240	TRY	11,679,324	03/14/13	159,321
BB	USD	6,014,545	TWD	175,490,872	03/14/13	(69,665)
CSI	BRL	29,018,994	USD	13,432,232	03/14/13	(1,080,793)
CSI	CNY	11,050,000	USD	1,759,975	03/14/13	(13,991)
CSI	CZK	13,253,000	USD	700,261	02/08/13	(968)
CSI	USD	1,045,186	CZK	19,860,000	02/08/13	5,626
CSI	USD	3,090,297	KRW	3,350,191,100	03/14/13	(20,440)
CSI	USD	182,037	MXN	2,341,000	04/08/13	928
CSI	CLP	1,918,500,000	USD	3,993,381	03/14/13	(54,445)
CSI	EUR	295,994	BRL	798,000	02/04/13	(1,168)
CSI	PEN	5,150,000	USD	2,001,166	03/14/13	6,346
DB	BRL	3,155,000	EUR	1,184,087	02/04/13	23,401
DB	BRL	77,000	USD	36,684	02/04/13	(1,983)
DB	BRL	2,820,000	USD	1,369,065	03/14/13	(41,278)
DB	BRL	2,244,000	USD	1,093,141	04/04/13	(26,014)
DB	EUR	1,065,593	BRL	2,866,000	02/04/13	(7,638)
DB	INR	423,340,000	USD	7,680,715	03/14/13	(220,369)
DB	MXN	27,968,000	USD	2,200,922	04/08/13	15,032
DB	PLN	9,240,000	USD	2,934,638	03/14/13	(43,798)
DB	THB	32,760,000	USD	1,062,774	03/14/13	(33,325)
DB	USD	909,931	BRL	1,869,000	04/04/13	22,199
DB	USD	3,384,978	CNY	21,280,000	03/14/13	31,311
DB	USD	5,246,707	HUF	1,147,087,499	03/14/13	52,457
DB	USD	7,721,812	MXN	101,178,900	03/14/13	206,406
DB	USD	696,027	MXN	8,953,000	04/04/13	3,996
DB	USD	2,852,651	MYR	8,710,000	03/14/13	(56,501)
DB	USD	8,347,113	PLN	26,755,000	03/14/13	277,134
DB	USD	3,456,149	THB	106,708,590	03/14/13	114,156
GSI	KRW	3,034,351,600	USD	2,813,492	03/14/13	33,046
GSI	PHP	34,200,000	USD	846,116	03/14/13	5,524
GSI	RUB	5,587,000	USD	184,450	03/29/13	(151)
GSI	USD	181,774	BRL	375,000	04/04/13	5,250
GSI	USD	2,866,111	KRW	3,034,351,600	03/14/13	(85,665)
GSI	USD	277,564	MYR	865,000	03/18/13	45
GSI	USD	3,344,702	RUB	105,327,999	03/14/13	144,265
GSI	USD	4,812,291	ZAR	43,070,000	03/14/13	(20,946)
JPMCB	RON	1,400,000	USD	419,099	03/14/13	(12,253)
JPMCB	ZAR	22,550,000	USD	2,630,014	03/14/13	121,427
MLI	BRL	2,977,000	EUR	1,119,173	02/04/13	24,647
MLI	EUR	1,119,154	BRL	3,015,000	02/04/13	(5,539)
MSCI	EUR	5,775,000	USD	7,704,976	04/15/13	(139,264)
Net unrealized depreciation on forward foreign currency contracts						$(680,465)

Global High Income Fund Inc.

Portfolio of investments — January 31, 2013 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 30 contracts
(USD)	March 2013	$3,737,381	$3,712,031	$(25,350)
10 Year US Treasury Notes, 195 contracts
(USD)	March 2013	25,829,892	25,599,844	(230,048)
US Treasury futures sell contracts:
US Long Bond, 45 contracts (USD)	March 2013	(6,672,211)	(6,456,094)	216,117
Net unrealized depreciation on futures contracts				$(39,281)

Options written

	Expiration date	Premiums received	Value
Call options
Foreign Exchange Option, Sell USD/BRL, USD 2,270,000 face amount
covered by contracts, strike @ BRL 2.09	April 2013	$17,025	$(9,091)
Foreign Exchange Option, Sell USD/BRL, USD 1,840,000 face amount
covered by contracts, strike @ BRL 2.06	May 2013	16,555	(16,555)
Foreign Exchange Option, Sell USD/HUF, USD 2,760,000 face amount
covered by contracts, strike @ HUF 225.00	March 2013	25,797	(25,358)
Foreign Exchange Option, Sell USD/MXN, USD 1,380,000 face
amount covered by contracts, strike @ MXN 12.95	March 2013	5,851	(5,851)
Foreign Exchange Option, Sell USD/MYR, USD 2,430,000 face
amount covered by contracts, strike @ MYR 3.12	March 2013	23,838	(23,838)
Foreign Exchange Option, Sell USD/MYR, USD 4,120,000 face
amount covered by contracts, strike @ MYR 3.21	April 2013	10,703	(25,637)
Put options
Foreign Exchange Option, Sell USD/CLP, USD 2,780,000 face amount
covered by contracts, strike @ CLP 463.50	February 2013	4,698	(3,307)
Foreign Exchange Option, Sell USD/HUF, USD 2,760,000 face amount
covered by contracts, strike @ HUF 210.00	March 2013	15,686	(19,054)
Foreign Exchange Option, Sell USD/MXN, USD 1,380,000 face
amount covered by contracts, strike @ MXN 12.50	March 2013	4,733	(4,733)
Foreign Exchange Option, Sell USD/MYR, USD 2,430,000 face
amount covered by contracts, strike @ MYR 3.12	March 2013	23,838	(23,838)
Foreign Exchange Option, Sell USD/MYR, USD 4,120,000 face
amount covered by contracts, strike @ MYR 2.99	April 2013	9,828	(6,021)
Foreign Exchange Option, Sell USD/RUB, USD 4,590,000 face amount
covered by contracts, strike @ RUB 29.70	February 2013	6,610	(6,933)
Foreign Exchange Option, Sell USD/RUB, USD 3,480,000 face amount
covered by contracts, strike @ RUB 29.75	February 2013	8,805	(8,580)
Foreign Exchange Option, Sell USD/TRY, USD 3,680,000 face amount
covered by contracts, strike @ TRY 1.75	February 2013	4,747	(6,711)
Foreign Exchange Option, Sell USD/ZAR, USD 1,840,000 face amount
covered by contracts, strike @ ZAR 8.79	February 2013	2,705	(3,851)
Foreign Exchange Option, Sell USD/ZAR, USD 1,170,000 face amount
covered by contracts, strike @ ZAR 8.76	February 2013	1,849	(1,839)
Foreign Exchange Option, Sell USD/ZAR, USD 2,930,000 face amount
covered by contracts, strike @ ZAR 8.77	February 2013	4,424	(5,076)
Total options written		$187,692	$(196,273)

Global High Income Fund Inc.

Portfolio of investments — January 31, 2013 (unaudited)

Foreign exchange written option activity for the period ended January 31, 2013 was as follows:

Premiums received
Foreign exchange options outstanding at October 31, 2012	$43,987
Foreign exchange options written	(446,153)
Foreign exchange options terminated in closing purchase transactions	589,858
Foreign exchange options expired prior to exercise	-
Foreign exchange options outstanding at January 31, 2013	$187,692

Currency swap agreements

Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[14]	Receive rate[14]	Upfront payments made	Value	Unrealized appreciation/ (depreciation)
BB	INR	308,000,000	USD	5,966,670	12/05/16	4.500%	6 month USD LIBOR	$-	$360,950	$360,950	[3]
BB	PHP	85,653,500	USD	2,085,803	12/18/15	1.300	6 month USD LIBOR	-	(35,915)	(35,915)
CITI	USD	3,206,107	COP	6,300,000,000	06/11/13	6 month USD LIBOR	5.250%	-	385,403	385,403
								$-	$710,438	$710,438

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[14]	Payments received by the Fund[14]	Upfront payments made	Value	Unrealized appreciation/ (depreciation)
BB	KRW	3,250,000,000	08/19/16	3.530%	3 month CD KSDA	$-	$(60,033)	$(60,033)
BB	MYR	10,700,000	08/23/22	3 month KLIBOR	3.880%	-	(71,443)	(71,443)
CITI	KRW	2,900,000,000	08/26/16	3.410	3 month CD KSDA	-	(44,405)	(44,405)
CITI	MYR	1,950,000	08/24/15	3 month KLIBOR	3.505	-	3,420	3,420
CITI	MYR	14,550,000	08/23/22	3 month KLIBOR	3.860	-	(100,972)	(100,972)
DB	MYR	7,650,000	08/24/15	3 month KLIBOR	3.500	-	13,089	13,089
DB	MYR	20,450,000	08/23/22	3 month KLIBOR	3.860	-	(141,916)	(141,916)
DB	TWD	85,000,000	08/22/16	1.325	3 month TWCPBA	-	(26,303)	(26,303)
GSI	TWD	85,500,000	08/26/16	1.280	3 month TWCPBA	-	(22,410)	(22,410)
MLI	MXN	7,200,000	11/16/28	28 day MXIBTIIE	8.830	-	152,487	152,487
MLI	MXN	7,000,000	11/21/28	28 day MXIBTIIE	8.610	-	136,995	136,995
						$-	$(161,491)	$(161,491)

Credit default swaps on credit indices — buy protection[15]

Counterparty	Referenced Index[16]	Notional amount		Termination date	Payments made by the Fund[14]	Upfront payments received	Value	Unrealized depreciation
BB	CDX.EM Series 18 Index	USD	2,350,000	12/20/17	5.000%	$282,470	$(293,764)	$(11,294)
DB	CDX.EM Series 17 Index	USD	1,900,000	06/20/17	5.000	207,100	(223,417)	(16,317)
GSI	CDX.EM Series 18 Index	USD	4,050,000	12/20/17	5.000	470,775	(506,274)	(35,499)
MLI	CDX.EM Series 18 Index	USD	1,100,000	12/20/17	5.000	128,700	(137,507)	(8,807)
						$1,089,045	$(1,160,962)	$(71,917)

Credit default swaps on sovereign issues — buy protection[15]

Counterparty	Referenced Obligation[16]	Notional amount		Termination date	Payments made by the Fund[14]	Upfront payments made	Value	Unrealized depreciation
	Republic of Venezuela
	bond, 9.250%, due
CSI	09/15/27	USD	1,450,000	12/20/17	5.000%	$168,784	$76,005	$(92,779)

Credit default swaps on sovereign issues — sell protection[17]

Counterparty	Referenced Obligation[16]	Notional amount		Termination date	Payments received by the Fund[14]	Upfront payments received	Value	Unrealized appreciation	Credit spread[18]

BB	Federation of Russia bond, 2.250%, due 03/31/30	USD	2,900,000	12/20/22	1.000%	$277,973	$(240,418)	$37,555	2.000%
BB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD	180,000	06/20/22	1.000	14,775	(7,988)	6,787	1.551
CSI	United Mexican States bond, 7.500%, due 04/08/33	USD	1,000,000	02/20/14	4.170	-	60,218	60,218	0.309
DB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD	800,000	06/20/22	1.000	64,908	(35,504)	29,404	1.551
						$357,656	$(223,692)	$133,964

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$–	$52,254,463	$449	$52,254,912
Non-US government obligations	–	201,296,589	–	201,296,589
Convertible bond	–	3,558,811	–	3,558,811
Structured notes	–	27,227,407	–	27,227,407
Short-term investment	–	3,439,241	–	3,439,241
Options purchased	–	347,372	–	347,372
Forward foreign currency contracts, net	–	(680,465)	–	(680,465)
Futures contracts, net	(39,281)	–	–	(39,281)
Options written	–	(196,273)	–	(196,273)
Swap agreements, net	–	(759,702)	–	(759,702)
Total	$(39,281)	$286,487,443	$449	$286,448,611

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Corporate bonds
Assets
Beginning balance	$440
Purchases	-
Issuances	-
Sales	-
Accrued discounts (premiums)	-
Total realized gain/(loss)	-
Change in net unrealized appreciation/depreciation	9
Net transfers into Level 3	-
Net transfers out of Level 3	-
Ending balance	$449

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2013 was $9.

Global High Income Fund Inc.

Portfolio of investments — January 31, 2013 (unaudited)

Portfolio footnotes

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At January 31, 2013, the value of these securities amounted to $50,167,140 or 17.02% of net assets.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $54,211,419 or 18.39% of net assets.
[3]	Security is illiquid. At January 31, 2013, the value of these securities and other illiquid derivative instruments amounted to $1,908,645 or 0.65% of net assets.
[4]	Security linked to closed-end fund or structured investment vehicle.
[5]	Security held past stated maturity date due to defaulted status. Bond is being traded based on potential future claim.
[6]	Security is in default.
[7]	Variable or floating rate security — The interest rate shown is the current rate as of January 31, 2013 and changes periodically.
[8]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[9]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.
[10]	Rate shown reflects annualized yield at January 31, 2013 on zero coupon bond.
[11]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2013. Maturity date disclosed is the ultimate maturity date.
[12]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 10/31/12	Purchases during the three months ended 01/31/13	Sales during the three months ended 01/31/13	Value 01/31/13	Net income earned from affiliate for the three months ended 01/31/13
UBS Cash Management Prime Relationship Fund	$11,067,701	$18,975,247	$26,603,707	$3,439,241	$4,554

[13]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Fund’s Board. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Certain securities or instruments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in nonregistered investment companies are also valued at the daily net asset value.
[14]	Payments made or received are based on the notional amount.
[15]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[16]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[17]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[18]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

The Fund’s Board of Directors (the “Board”) has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of securities or instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In May 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures have been implemented for annual and interim periods beginning after December 15, 2011. At January 31, 2013, there were no transfers between Level 1 and Level 2 for the Fund.

In January 2013 Accounting Standards Update 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated October 31, 2012.

Portfolio acronyms
GDP	Gross Domestic Product
CD KSDA	Korean Securities Dealer Association 91-day Certificate of Deposit Rate
JSC	Joint stock company
KLIBOR	Korea Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day Rate
OJSC	Open joint stock company
TWCPBA	Taiwan Secondary Markets Bills Rate
Counterparty abbreviations
BB	Barclays Bank PLC
CSI	Credit Suisse International
CITI	Citibank NA
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSCI	Morgan Stanley & Co. International PLC
Currency abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	India Rupee
KRW	Korean Won
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Lei
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
UAH	Ukrainian Hryvna
USD	United States Dollar
ZAR	South African Rand

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 1, 2013